Label	Element	Value
PD Aggregate Bond Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PD Aggregate Bond Index Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks investment results that correspond generally to the total return of an index that tracks the U.S. dollar-denominated investment grade bond market.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate was 43% of the average value of the Fund.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

This Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if it did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, this Fund invests at least 80% of its assets in debt instruments included in the Fund’s applicable benchmark index, including instruments representative of that index (such as derivatives). Generally, debt securities are those that are included in the Bloomberg Barclays U.S. Aggregate Bond Index (“Aggregate Bond Index”) or are those debt securities that the sub-adviser has determined have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Aggregate Bond Index, including forward commitments, such as mortgage TBA (or “to be announced”) transactions, U.S. government and agency securities, corporate securities and mortgage-backed securities. The sub-adviser seeks to match the total return of the Aggregate Bond Index, before taking into account Fund costs. The Aggregate Bond Index represents the securities of the U.S. dollar-denominated investment grade bond market.

The sub-adviser does not intend to purchase all of the securities in the Aggregate Bond Index, but rather will utilize a “sampling” methodology. Sampling means that the sub-adviser will select securities that represent a sample of securities in the Aggregate Bond Index that have a similar investment profile as the entire Aggregate Bond Index in terms of key risk factors, performance attributes and other characteristics. The sub-adviser generally expects the Fund to hold less than the total number of securities in the Aggregate Bond Index, but reserves the right to hold as many securities as it believes necessary to meet the Fund’s investment goal. The quantity of holdings in the Fund will be based on a number of factors, including the Fund’s asset size. The Fund will not concentrate, except to the same approximate extent as its index may concentrate in the securities of a particular industry or group of industries.

The sub-adviser will not deviate from the above noted strategies at any time for any reason.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to other Principal Risks described below. The Fund may be affected by the following principal risks:

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

• Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk, market and regulatory risk, credit risk, price volatility risk, and liquidity risk, which may affect their value.

• Derivatives Risk: The Fund’s use of forward commitments (a type of derivative instrument) as a principal investment strategy subjects the Fund to a number of risks, including: counterparty risk, leverage risk, price volatility risk, regulatory risk, liquidity and valuation risk, correlation risk, and segregation risk, each of these risks as described in the “Derivatives Risk” disclosure included in the section of the Prospectus entitled “Additional Information About Principal Risks.” Derivatives may be riskier than other types of investments and may increase the Fund’s volatility and risk of loss.

• Index Sampling Risk: Because index sampling relies on the securities selected to have economic characteristics similar to securities in the target index, it may not result in the aggregate in investment performance matching that of the Fund’s target index or of other funds that purchased all or substantially all of the securities in the same index.

• Industry Concentration Risk: Concentrating investments in a particular industry or group of industries makes the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or related industries. Because the Fund may concentrate in the securities of a particular industry or group of industries to the same approximate extent as its index, the Fund may perform poorly during a downturn in that industry or group of industries.

• Interest Rate Risk: The value of debt instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer of the security or instrument, such as reduced demand for the issuer’s goods or services.

• Leverage Risk: The Fund may invest in forward commitments as a principal investment strategy. These derivative instruments give rise to a form of leverage. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed the Fund’s principal amount invested. Leverage can magnify the Fund’s gains and losses and therefore increase its volatility.

• Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

• Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks affecting the housing market or the market for the assets underlying such securities. These securities are also subject to extension risk, interest rate risk, subprime risk, prepayment risk, call risk, U.S. government securities risk and issuer risk, each of these risks as described in the “Mortgage-Related and Other Asset-Backed Securities Risk” disclosure included in the section of the Prospectus entitled “Additional Information About Principal Risks.”

• Passive Management Risk: A passively managed (or index) fund generally holds constituent securities of its benchmark index regardless of performance, which could cause the index fund’s return to be lower than an actively managed fund (which generally seeks to outperform a benchmark index). Such fund will also perform poorly when the index performs poorly. In addition, an index fund has operating and other expenses while an index does not. As such, an index fund will tend to underperform the index to some degree over time even though it will attempt to track its index as closely as possible.

• Price Volatility Risk: To the extent the Fund invests in investments whose value may go up or down rapidly or unpredictably, the Fund’s value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.

• Tracking Error Risk: Performance of the Fund may vary, sometimes substantially, from the performance of its benchmark index due to imperfect correlation between the Fund’s investments and the index.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund’s Class P shares from year to year and showing how the Fund’s Class P returns compare to a broad-based market index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund’s Class P shares from year to year and showing how the Fund’s Class P returns compare to a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance reflected within the bar chart: Q3 2011: 3.93%; Q4 2016: (3.20%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.20%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2018)
PD Aggregate Bond Index Portfolio | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) (based on Class P inception date)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) (based on Class P inception date)
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	2.52%
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2009
PD Aggregate Bond Index Portfolio | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	64
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	113
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	255
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	20
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	64
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	113
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 255
Annual Return 2010	rr_AnnualReturn2010	6.23%
Annual Return 2011	rr_AnnualReturn2011	7.65%
Annual Return 2012	rr_AnnualReturn2012	3.94%
Annual Return 2013	rr_AnnualReturn2013	(2.43%)
Annual Return 2014	rr_AnnualReturn2014	5.90%
Annual Return 2015	rr_AnnualReturn2015	0.39%
Annual Return 2016	rr_AnnualReturn2016	2.34%
Annual Return 2017	rr_AnnualReturn2017	3.37%
Annual Return 2018	rr_AnnualReturn2018	(0.14%)
Label	rr_AverageAnnualReturnLabel	Class P (incepted May 1, 2009)
1 Year	rr_AverageAnnualReturnYear01	(0.14%)
5 Years	rr_AverageAnnualReturnYear05	2.35%
Since Inception	rr_AverageAnnualReturnSinceInception	3.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2009